N-2	Oct. 23, 2025 $ / shares
Cover [Abstract]
Entity Central Index Key	0001517767
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	CARLYLE CREDIT INCOME FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Investment Objective . The Fund’s primary investment objective is to generate current income, with a secondary objective to generate capital appreciation.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in the Series D Preferred Shares involves a number of significant risks. In addition to the risks described below and in “
Risk Factors
” in the accompanying prospectus, you should carefully consider all other information contained in this prospectus supplement, the accompanying prospectus, any free writing prospectus and the documents incorporated by reference in this prospectus supplement and the accompanying prospectus before making a decision to purchase the Series D Preferred Shares. The risks and uncertainties described below and in the accompanying prospectus are not the only ones facing us. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance.
If any of the following risks actually occur, our business, financial condition or results of operations could be materially adversely affected. If that happens, our net asset value and the trading price of the Series D Preferred Shares could decline and you may lose all or part of your investment.
The risks described below specifically relate to this offering. Please see the “Risk Factors” section of the accompanying prospectus for additional risks of investing in the Series D Preferred Shares.
Risks Relating to an Investment in the Series D Preferred Shares
Prior to this offering, there has been no public market for the Series D Preferred Shares, and we cannot assure you that the market price of the Series D Preferred Shares will not decline following the offering.
We intend to list the Series D Preferred Shares on the NYSE so that trading on the exchange will begin within 30 days from the date of this prospectus supplement, subject to notice of issuance. During a period of up to 30 days from the date of this prospectus supplement, the Series D Preferred Shares will not be listed on any securities exchange. Prior to the expected commencement of trading, the underwriters may, but are not obligated to, make a market in the Series D Preferred Shares. Consequently, an investment in the Series D Preferred Shares during this period will be illiquid, and the holders may not be able to sell such securities. If a secondary market does develop during this period, holders of the Series D Preferred Shares may be able to sell such shares only at substantial discounts from Liquidation Preference.
If we are unable to list the Series D Preferred Shares on a national securities exchange, the holders of such securities may be unable to sell them at all, or if they are able to, only at substantial discounts from the Liquidation Preference. Even if the Series D Preferred Shares are listed on the NYSE as anticipated, there is a risk that the market for such shares may be thinly traded and relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Series D Preferred Shares, if any, or change in the debt markets could cause the liquidity or market value of the Series D Preferred Shares to decline significantly.
Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of the Series D Preferred Shares. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Series D Preferred Shares. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to obtain or maintain any credit ratings or to advise holders of Series D Preferred Shares of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our Fund, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Series D Preferred Shares.
The Series D Preferred Shares are subject to a risk of early redemption and holders may not be able to reinvest their funds.
We may voluntarily redeem some or all of the outstanding shares of Series D Preferred Shares on or after October 30, 2026. We also may be forced to redeem some or all of the outstanding shares of Series D Preferred Shares to meet regulatory requirements and the asset coverage requirements of such shares. Any such redemption may occur at a time that is unfavorable to holders of the Series D Preferred Shares. We may have an incentive to redeem the Series D Preferred Shares voluntarily before the Mandatory Redemption Date if market conditions allow us to issue other preferred shares or debt securities at a rate that is lower than the Dividend Rate on the Series D Preferred Shares. See “
Description of Our Series D Preferred Shares

-

Redemption

-

Optional Redemption
” in this prospectus supplement. If we redeem shares of the Series D Preferred Shares before the Mandatory Redemption Date, the holders of such redeemed shares face the risk that the return on an investment purchased with proceeds from such redemption may be lower than the return previously obtained from the investment in Series D Preferred Shares.
Holders of the Series D Preferred Shares bear dividend risk.
We may be unable to pay dividends on the Series D Preferred Shares under some circumstances. The terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including our preferred stock, under certain conditions.
There is a risk of delay in our redemption of the Series D Preferred Shares, and we may fail to redeem such securities as required by their terms.
We generally make investments in CLO vehicles whose securities are not traded in any public market. Substantially all of the CLO investments we presently hold and the CLO investments we expect to acquire in the future are, and will be, subject to legal and other restrictions on resale and will otherwise be less liquid than publicly traded securities. The illiquidity of our investments may make it difficult for us to obtain cash equal to the value at which we record our investments quickly if a need arises. If we are unable to obtain sufficient liquidity prior to the Mandatory Redemption Date, we may be forced to engage in a partial redemption or to delay a required redemption. If such a partial redemption or delay were to occur, the market price of shares of our preferred stock might be adversely affected.
A liquid secondary trading market may not develop for the Series D Preferred Shares.
Although we have applied to list the Series D Preferred Shares on the NYSE, we cannot predict the trading patterns of the Series D Preferred Shares, and a liquid secondary market may not develop. Holders of the Series D Preferred Shares may be able to sell such shares only at substantial discounts from the Liquidation Preference. There is a risk that the Series D Preferred Shares may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.
Risks Related to the Offering
Management will have broad discretion as to the use of the proceeds, if any, from this offering and may not use the proceeds effectively
.
We cannot specify with certainty all of the particular uses of the net proceeds, if any, of this offering. Our management will have significant flexibility in applying the net proceeds from this offering, and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used appropriately. Investors may not agree with our decisions, and our use of the proceeds may not yield any return on your investment. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. Our management may use the net proceeds for purposes that may not improve our financial condition or market value. Our failure to apply the net proceeds of this offering effectively could impair our ability to pursue our growth strategy or could require us to raise additional capital. Pending their use, we intend to invest the net proceeds from the offering in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. These investments may not yield a favorable return to our shareholders. The sale of the Series D Preferred Shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the Series D Preferred Shares, may have an adverse effect on the market price of the Series D Preferred Shares.

NAV Per Share	$ 6.13
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR SERIES D PREFERRED SHARES
The following description of the particular terms of the Series D Preferred Shares supplements and, to the extent inconsistent with, replaces the description of the general terms and provisions of our preferred shares set forth in the accompanying prospectus. This is not a complete description and is subject to, and entirely qualified by reference to, our certificate of trust, the amended and restated declaration of trust and the Series D Supplement setting forth the terms of the Series D Preferred Shares. The Series D Supplement is attached as Appendix A to this prospectus supplement. You may obtain copies of these documents using the methods described in “
Additional Information
” in this prospectus supplement.
General
We are authorized to issue an unlimited number of shares of beneficial interest, including preferred shares and we have designated 1,380,000 shares as Series D Preferred Shares. At the time of issuance, the Series D Preferred Shares will be fully paid and non-assessable
and have no preemptive, conversion or exchange rights or rights to cumulative voting.
Ranking
The shares of Series D Preferred Shares will rank equally in right with all other preferred shares that we may issue from time to time in accordance with the 1940 Act, if any, as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs. The Series D Preferred Shares, together with all other preferred shares that we may issue from time to time in accordance with the 1940 Act, if any, will rank senior to our common shares as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs and subordinate to the rights of holders of our existing and future indebtedness.
Dividends
General
. Holders of the Series D Preferred Shares are entitled to receive cumulative
cash dividends and distributions at the Dividend Rate of 7.375% of the Liquidation Preference, or $1.84375 per share per year (subject to adjustment in certain circumstances as described below), when, as and if declared by, or under authority granted by, our board of trustees out of funds legally available for payment, in preference to dividends and distributions of our common shares. Dividends on the Series D Preferred Shares offered pursuant to this prospectus supplement will be payable monthly in arrears on the last business day of every calendar month, or the “
Dividend Payment Date
”. Dividends on the Series D Preferred Shares will be computed on the basis of a
360-day
year consisting of twelve
30-day
months. The amount of dividends payable on the Series D Preferred Shares on any date prior to the end of a Dividend Period, and for the initial Dividend Period, will be computed on the basis of a
360-day
year consisting of twelve
30-day
months, and actual days elapsed over a
30-day
month.
Dividend Periods
. The first Dividend Period for holders of Series D Preferred Shares offered pursuant to this prospectus supplement will commence on the Date of Original Issue and will end on, but exclude, November 30, 2025 and each subsequent Dividend Period will be the period beginning on and including the last Dividend Payment Date and ending on, but excluding, the next Dividend Payment Date. Dividends will be payable monthly in arrears on the Dividend Payment Date and upon redemption of the Series D Preferred Shares. Except for the first Dividend Period, dividends with respect to any monthly Dividend Period will be declared and paid to holders of record of Series D Preferred Shares as their names appear on our registration books at the close of business on the applicable record date, which will be a date designated by the board of trustees that is not more than 20 nor less than 7 calendar days prior to the applicable Dividend Payment Date. With respect to the first Dividend Period, dividends of the shares of Series D Preferred Shares offered pursuant to this prospectus supplement will be paid on December 1, 2025 to holders of record of such Series D Preferred Shares as their names appear on our registration books at the close of business on November 10, 2025.

Only holders of Series D Preferred Shares on the record date for a Dividend Period will be entitled to receive dividends and distributions payable with respect to such Dividend Period, and holders of Series D Preferred Shares who sell shares before such a record date and purchasers of Series D Preferred Shares who purchase shares after such a record date should take the effect of the foregoing provisions into account in evaluating the price to be received or paid for such Series D Preferred Shares.
Mechanics of Payment of Dividends
. Not later than 12:00 noon, New York City time, on a Dividend Payment Date, we are required to deposit with the Redemption and Paying Agent sufficient funds for the payment of dividends in the form of Deposit Securities. Deposit Securities will generally consist of (1) cash or cash equivalents; (2) direct obligations of the United States or its agencies or instrumentalities that are entitled to the full faith and credit of the United States, which we refer to as the U.S. Government Obligations; (3) investments in money market funds registered under the 1940 Act that qualify under Rule
2a-7
under the 1940 Act and certain similar investment vehicles that invest in U.S. Government Obligations or any combination thereof; or (4) any letter of credit from a bank or other financial institution that has a credit rating from at least one ratings agency that is the highest applicable rating generally ascribed by such ratings agency to bank deposits or short-term debt of similar banks or other financial institutions, in each case either that is a demand obligation payable to the holder on any business day or that has a maturity date, mandatory redemption date or mandatory payment date, preceding the relevant Redemption Date (as defined below), Dividend Payment Date or other payment date. We do not intend to establish any reserves for the payment of dividends.
All Deposit Securities paid to the Redemption and Paying Agent for the payment of dividends will be held in trust for the payment of such dividends to the holders of Series D Preferred Shares. Dividends will be paid by the Redemption and Paying Agent to the holders of Series D Preferred Shares as their names appear on our registration books on the applicable record date. Dividends that are in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date. Such payments are made to holders of Series D Preferred Shares as their names appear on our registration books on such date, not exceeding 20 nor less than 7 calendar days preceding the payment date thereof, as may be fixed by our board of trustees. Any payment of dividends in arrears will first be credited against the earliest accumulated but unpaid dividends. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on any Series D Preferred Shares which may be in arrears. See “
— Adjustment to Fixed Dividend Rate — Default Period
.
”
Upon our failure to pay dividends for at least two years, the holders of Series D Preferred Shares will acquire certain additional voting rights. See “
— Voting Rights
” below. Such rights shall be the exclusive remedy of the holders of Series D Preferred Shares upon any failure to pay dividends on Series D Preferred Shares.
Adjustment to Fixed Dividend Rate — Default Period
. Subject to the cure provisions below, a Default Period with respect to Series D Preferred Shares will commence on a date we fail to deposit the Deposit Securities as required in connection with a Dividend Payment Date or a Redemption Date. A Default Period will end on the business day on which, by 12:00 noon, New York City time, an amount equal to all unpaid dividends and any unpaid redemption price shall have been deposited irrevocably in trust in same-day
funds with the Redemption and Paying Agent. The applicable dividend rate for each day during the Default Period will be equal to the Dividend Rate in effect on such day plus two percent (2%) per annum, or the “
Default Rate
.”
No Default Period will be deemed to commence if the amount of any dividend or any redemption price due (if such default is not solely due to our willful failure) is deposited irrevocably in trust, in same-day
funds with the Redemption and Paying Agent by 12:00 noon, New York City time, on a business day that is not later than three business days after the applicable Dividend Payment Date or Redemption Date, together with an amount equal to the Default Rate applied to the amount and period of such non-payment
based on the actual number of calendar days comprising such period divided by 360.

Restrictions on Dividend, Redemption, Other Payments and Issuance of Debt
. No full dividends and distributions will be declared or paid on the Series D Preferred Shares for any Dividend Period, or a part of a Dividend Period, unless the full cumulative dividends and distributions due through the most recent dividend payment dates for all outstanding shares of preferred shares of any series have been, or contemporaneously are, declared and paid through the most recent dividend payment dates for each share of preferred shares. If full cumulative dividends and distributions due have not been paid on all outstanding preferred shares of any series, any dividends and distributions being declared and paid on Series D Preferred Shares will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on the shares of each such series of preferred shares on the relevant dividend payment date. No holders of Series D Preferred Shares will be entitled to any dividends and distributions in excess of full cumulative dividends and distributions as provided in the Series D Supplement.
For so long as any Series D Preferred Shares are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in common shares) in respect of the common shares, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common shares, or (z) pay any proceeds of our liquidation in respect of such common shares, unless, in each case, (A) immediately thereafter, we will be in compliance with the 200% asset coverage limitations set forth under the 1940 Act with respect to a class of senior security which is stock, after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds, as described below, (B) all cumulative dividends and distributions of shares of all series of preferred shares ranking on parity with the Series D Preferred Shares due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and sufficient funds or Deposit Securities as permitted by the terms of such preferred shares for the payment thereof shall have been deposited irrevocably with the applicable paying agent) and (C) we have deposited Deposit Securities with the Redemption and Paying Agent in accordance with the requirements described herein with respect to outstanding Series D Preferred Shares to be redeemed pursuant to a mandatory term redemption or mandatory redemption resulting from the failure to comply with the asset coverage requirements as described below for which a Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.
Except as required by law, we will not redeem any Series D Preferred Shares unless all accumulated and unpaid dividends and distributions on all outstanding preferred shares of any series ranking on parity with the Series D Preferred Shares with respect to dividends and distributions for all applicable past Dividend Periods (whether or not earned or declared by us) (x) will have been or are contemporaneously paid or (y) will have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such preferred shares) for the payment of such dividends and distributions will have been or are contemporaneously deposited with the applicable paying agent, provided, however, that the foregoing will not prevent the purchase or acquisition of outstanding shares of Series D Preferred Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to holders of all outstanding shares of any other series of preferred shares for which all accumulated and unpaid dividends and distributions have not been paid.
1940 Act Asset Coverage
. Under the 1940 Act, we may not (1) declare any dividend with respect to any preferred shares if, at the time of such declaration (and after giving effect thereto), our asset coverage with respect to any of our borrowings that are senior securities representing indebtedness (as determined in accordance with Section 18(h) under the 1940 Act), would be less than 200% or (2) declare any other distribution on the preferred shares or purchase or redeem preferred shares if at the time of the declaration or redemption (and after giving effect thereto), asset coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 200%. “
Senior securities representing indebtedness
” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining our asset coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of shares, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for te mpor
ary purposes.
Liquidation Rights
In the event of any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, the holders of Series D Preferred Shares will be entitled to receive out of our assets available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment will be made in respect of the common shares, a liquidation distribution equal to the Liquidation Preference plus an amount equal to all unpaid dividends and distributions accumulated to, but excluding, the date fixed for such distribution or payment (whether or not earned or declared by us, but excluding interest thereon), and such holders will be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.
If, upon any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all Series D Preferred Shares, and any other outstanding preferred shares, if any, will be insufficient to permit the payment in full to such holders of Series D Preferred Shares of the Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other preferred shares, then the available assets will be distributed among the holders of such Series D Preferred Shares and such other series of preferred shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of our affairs whether voluntary or involuntary, unless and until the Liquidation Preference on each outstanding share of Series D Preferred Shares plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Series D Preferred Shares, no dividends, distributions or other payments will be made on, and no redemption, repurchase or other acquisition by us will be made by us in respect of, our common shares.
Neither the sale of all or substantially all of the property or business of the Fund, nor the merger, consolidation or our reorganization into or with any other business or corporation, statutory trust or other entity, nor the merger, consolidation or reorganization of any other business or corporation, statutory trust or other entity into or with us will be a dissolution, liquidation or winding up, whether voluntary or involuntary, for purposes of the provisions relating to liquidation set forth in the Series D Supplement.
Redemption
Mandatory Term Redemption.
We are required to redeem all outstanding shares of the Series D Preferred Shares on the Mandatory Redemption Date, at a redemption price equal to the Liquidation Preference plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the Mandatory Redemption Date. If the Mandatory Redemption Date occurs after the applicable record date for a dividend but on or prior to the related Dividend Payment Date, the dividend payable on such Dividend Payment Date in respect of such Series D Preferred Shares will be payable on such Dividend Payment Date to the holders of record of such Series D Preferred Shares at the close of business on the applicable Dividend Record Date, and will not be payable as part of the redemption price for such Series D Preferred Shares. We cannot effect any modification of or repeal our obligation to redeem the Series D Preferred Shares on the Mandatory Redemption Date without the prior unanimous approval of the holders of the Series D Preferred Shares.

Redemption for Failure to Maintain Asset Coverage
. If we fail to maintain asset coverage (as defined in the 1940 Act) of at least 200% as provided in the Series D Supplement and such failure is not cured as of the close of business on the Asset Coverage Cure Date, we will fix a redemption date and proceed to redeem the number of preferred shares, including the Series D Preferred Shares, as described below at a price per share equal to the Liquidation Preference plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared but excluding interest thereon) to, but excluding, the date fixed for redemption by our board of trustees. We will redeem out of funds legally available the number of outstanding preferred shares (which may include at our sole option any number or proportion of the Series D Preferred Shares) equal to the lesser of (i) the minimum number of preferred shares, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, would result in us having asset coverage of at least 200% and (ii) the maximum number of preferred shares that can be redeemed out of funds expected to be legally available in accordance with our Series D Supplement and applicable law, provided further, that in connection with any such redemption for failure to maintain the asset coverage required by the 1940 Act, we may, at our sole option, redeem such additional number of shares of preferred shares that will result in our having asset coverage of up to and including 285%. We will effect a redemption on the date fixed by us, which date will not be later than 90 calendar days after the Asset Coverage Cure Date, except that if we do not have funds legally available for the redemption of all of the required number of shares of preferred shares which have been designated to be redeemed or we otherwise are unable to effect such redemption on or prior to 90 calendar days after the Asset Coverage Cure Date, we will redeem those shares of preferred shares which we were unable to redeem on the earliest practicable date on which we are able to effect such redemption.
Optional Redemption.
Upon giving notice of redemption, or a “
Notice of Redemption
,” the Series D Preferred Shares may, at our sole option, be redeemed, in whole or in part, at any time on or after October 30, 2026, out of funds legally available for such redemption at a redemption price per share equal to the Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Subject to the provisions of the Series D Supplement and applicable law, our board of trustees will have the full power and authority to prescribe the terms and conditions upon which shares of Series D Preferred Shares will be redeemed from time to time.
We may not on any date deliver a Notice of Redemption to redeem any shares of Series D Preferred Shares pursuant to the optional redemption provisions described above unless on such date we have available Deposit Securities for the redemption contemplated by such notice having a value not less than the amount due to holders of shares of Series D Preferred Shares by reason of the redemption of such shares of Series D Preferred Shares on such redemption date.
Redemption Procedures
. We will file a notice of our intention to redeem with the SEC so as to provide the 30 calendar day notice period contemplated by Rule
23c-2
under the 1940 Act, or such shorter notice period as may be permitted by the SEC or its staff.
If we shall determine or be required to redeem, in whole or in part, shares of Series D Preferred Shares, we will deliver a Notice of Redemption by overnight delivery, by first class mail, postage prepaid or by electronic means to the holders of record of such Series D Preferred Shares to be redeemed, or request the Redemption and Paying Agent, on our behalf, to promptly do so by overnight delivery, by first class mail or by electronic means. A Notice of Redemption will be provided not less than thirty (30) nor more than sixty (60) calendar days prior to the date fixed for redemption in such Notice of Redemption, or the “
Redemption Date
.” If fewer than all of the outstanding shares of Series D Preferred Shares are to be redeemed pursuant to either the mandatory redemption provisions triggered by our failure to maintain the required asset coverage or the optional redemption provisions, the shares of Series D Preferred Shares to be redeemed will be selected either (1) pro rata among Series D Preferred Shares, (2) by lot or (3) in such other manner as our board of trustees may determine to be fair and equitable. If fewer than all shares of Series D Preferred Shares held by any holder are to be redeemed, the Notice of Redemption mailed to such holder shall also specify the number of shares of Series D Preferred Shares to be redeemed from such holder or the method of determining such number. We may provide in any Notice of Redemption relating to a redemption contemplated to be effected pursuant to the Series D Supplement that such redemption is subject to one or more conditions precedent and that we will not be required to effect such redemption unless each such condition has been satisfied. No defect in any Notice of Redemption or delivery thereof will affect the validity of redemption proceedings except as required by applicable law.
If we give a Notice of Redemption, then at any time from and after the giving of such Notice of Redemption and prior to 12:00 noon, New York City time, on the Redemption Date (so long as any conditions precedent to such redemption have been met or waived by us), we will (i) deposit with the Redemption and Paying Agent Deposit Securities having an aggregate market value at the time of deposit not less than the redemption price of the shares of Series D Preferred Shares to be redeemed on the Redemption Date and (ii) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable redemption price to the holders of shares of Series D Preferred Shares called for redemption on the Redemption Date. Notwithstanding the foregoing, if the Redemption Date is the Mandatory Redemption Date, then such deposit of D ep
osit Securities will be made no later than 15 calendar days prior to the Mandatory Redemption Date.
Upon the date of the deposit of Deposit Securities by us for purposes of redemption of shares of Series D Preferred Shares, all rights of the holders of Series D Preferred Shares so called for redemption shall cease and terminate except the right of the holders thereof to receive the applicable redemption price and such shares of Series D Preferred Shares will no longer be deemed outstanding for any purpose whatsoever (other than the transfer thereof prior to the applicable Redemption Date and other than the accumulation of dividends on such shares in accordance with the terms of the Series D Preferred Shares up to, but excluding, the applicable Redemption Date). We will be entitled to receive, promptly after the Redemption Date, any Deposit Securities in excess of the aggregate redemption price of shares of Series D Preferred Shares called for redemption on the Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of 90 calendar days from the Redemption Date will, to the extent permitted by law, be repaid to us, after which the holders of Series D Preferred Shares so called for redemption shall look only to us for payment of the Redemption Price. We will be entitled to receive, from time to time after the Redemption Date, any interest on the Deposit Securities so deposited.
If any redemption for which a Notice of Redemption has been provided is not made by reason of the absence of our legally available funds in accordance with the Series D Supplement and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available. No default will be deemed to have occurred if we have failed to deposit in trust with the Redemption and Paying Agent the applicable redemption price with respect to any shares where (1) the Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent has not been satisfied at the time or times and in the manner specified in such Notice of Redemption. Notwithstanding the fact that a Notice of Redemption has been provided with respect to any shares of Series D Preferred Shares, dividends may be declared and paid on such shares of Series D Preferred Shares in accordance with their terms if Deposit Securities for the payment of the redemption price of such shares of Series D Preferred Shares shall not have been deposited in trust with the Redemption and Paying Agent for that purpose.
We may, in our sole discretion and without a shareholder vote, modify the redemption procedures with respect to notification of redemption for the Series D Preferred Shares, provided that such modification does not materially and adversely affect the holders of Series D Preferred Shares or cause us to violate any applicable law, rule or regulation.

Voting Rights
Except as otherwise provided in the Series D Supplement or as otherwise required by law, (1) each holder of Series D Preferred Shares will be entitled to one vote for each share of Series D Preferred Shares held on each matter submitted to a vote of our shareholders and (2) the holders of all outstanding preferred shares, including the Series D Preferred Shares, and common shares will vote together as a single class.
In addition, the holders of our preferred shares, including the Series D Preferred Shares, will have the right to elect two members of the board of trustees at all times (regardless of the number of trustees serving on the board of trustees), such trustees are referred to as our “
Preferred Trustees
.” The holders of outstanding common shares together with the holders of outstanding preferred shares, voting together as a single class, will elect the remaining members of the board of trustees. Under our Amended and Restated Declaration of Trust, our trustees are divided into three classes, with the term of one class expiring at each annual meeting of our shareholders. One of our Preferred Trustees will be up for election at the annual meeting of our shareholders held in 2026 and the other Preferred Trustee will be up for election at the annual meeting of our shareholders held in 2027.
Notwithstanding the foregoing, if (1) at the close of business on any Dividend Payment Date for dividends on any outstanding share of any preferred shares, including any outstanding shares of the Series D Preferred Shares, accumulated dividends (whether or not earned or declared) on such preferred shares equal to at least two full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any preferred shares are entitled under the 1940 Act to elect a majority of our trustees (a period when either of the foregoing conditions exists, a “
Voting Period
”), then the number of members constituting our board of trustees will automatically be increased by the smallest number of trustees (each, a “
New Preferred Trustee
”) that, when added to the two Preferred Trustees, would constitute a majority of our board of trustees as so increased by such smallest number. The terms of office of the persons who are trustees at the time of that election will not be affected by the election of the New Preferred Trustee. If we thereafter shall pay, or declare and set apart for payment, in full all dividends payable on all outstanding preferred shares, including the Series D Preferred Shares, for all past Dividend Periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above shall cease, subject always, however, to the re-vesting
of such voting rights in the holders of preferred shares upon the further occurrence of any of the events described herein, and (2) the terms of office of all of the New Preferred Trustees will terminate automatically. Any preferred shares issued after the date hereof will vote with the Series D Preferred Shares as a single class on the matters described above, and the issuance of any other preferred shares by us may reduce the voting power of the holders of the Series D Preferred Shares.
As soon as practicable after the accrual of any right of the holders of preferred shares to elect New Preferred Trustees, we will call a special meeting of such holders and notify the Redemption and Paying Agent and/or such other person as is specified in the terms of such preferred shares to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such preferred shares, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of preferred shares entitled to notice of and to vote at such special meeting shall be the close of business on the business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of preferred shares held during a Voting Period at which trustees are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of shares), will be entitled to elect the number of New Preferred Trustees prescribed above on a one-vote-per-share
basis.
Except as otherwise permitted by the terms of the Series D Supplement, (1) so long as any shares of preferred shares are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds
of all outstanding shares of preferred shares, voting as a separate class, amend, alter or repeal the provisions of our Series D Supplement or any applicable declaration of trust (or any other document governing the rights of our preferred shares or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of our preferred shares or the holders thereof and (2) so long as any shares of the Series D Preferred Shares are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds
of all outstanding shares of the Series D Preferred Shares, voting as a separate class, amend, alter or repeal the provisions of our Series D Supplement or the applicable declaration of trust (or any other document governing the rights of the Series D Preferred Shares or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of the Series D Preferred Shares or the holders thereof differently from shares of any other outstanding series of our preferred shares; provided, however, that (i) a change in our capitalization as described under the heading
“
- Issuance of Additional Preferred Shares
”
below will not be considered to materially and adversely affect the rights and preferences of any holder of our preferred shares, and (ii) a division of a share of preferred shares will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of such preferred shares. No matter will be deemed to adversely affect any preference, right or power of a share of preferred shares, including the Series D Preferred Shares or the holders of Series D Preferred Shares, unless such matter (i) alters or abolishes any preferential right of such share of preferred shares, or (ii) creates, alters or abolishes any right in respect of redemption of the preferred shares or the applicable series thereof (other than as a result of a division of a preferred share). So long as any shares of preferred shares are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds
of the preferred shares outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and do not foresee becoming insolvent.
The affirmative vote of the holders of at least a “majority of the preferred shares,” including the shares of the Series D Preferred Shares outstanding at the time, voting as a separate class, will be required (i) to approve any action requiring a vote of our security holders pursuant to Section 13(a) of the 1940 Act, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such shares of preferred shares. For purposes of the foregoing, the vote of a “majority of the outstanding shares of preferred shares” means the vote at an annual or special meeting duly called (a) of 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) of more than 50% of such outstanding shares, whichever is less.
For purposes of determining any rights of the holders of Series D Preferred Shares to vote on any matter, whether such right is created by our Series D Supplement, by statute or otherwise, no holder of the Series D Preferred Shares will be entitled to vote any shares of the Series D Preferred Shares and no share of the Series D Preferred Shares will be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such share of Series D Preferred Shares will have been given in accordance with the Series D Supplement, and the price for the redemption of such shares of Series D Preferred Shares will have been irrevocably deposited with the Redemption and Paying Agent for that purpose. No Series D Preferred Shares held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.
Unless otherwise required by law or our Series D Supplement, holders of the Series D Preferred Shares will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the Series D Supplement. The holders of shares of Series D Preferred Shares will have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on the Series D Preferred Shares, the exclusive remedy of the holders will be the right to vote for additional trustees as discussed above;

provided that the foregoing does not affect our obligation to accumulate and, if permitted
by applicable law and the Series D Supplement, pay dividends at the Default Rate as discussed above.

Security Dividends [Text Block]
Dividends
General
. Holders of the Series D Preferred Shares are entitled to receive cumulative
cash dividends and distributions at the Dividend Rate of 7.375% of the Liquidation Preference, or $1.84375 per share per year (subject to adjustment in certain circumstances as described below), when, as and if declared by, or under authority granted by, our board of trustees out of funds legally available for payment, in preference to dividends and distributions of our common shares. Dividends on the Series D Preferred Shares offered pursuant to this prospectus supplement will be payable monthly in arrears on the last business day of every calendar month, or the “
Dividend Payment Date
”. Dividends on the Series D Preferred Shares will be computed on the basis of a
360-day
year consisting of twelve
30-day
months. The amount of dividends payable on the Series D Preferred Shares on any date prior to the end of a Dividend Period, and for the initial Dividend Period, will be computed on the basis of a
360-day
year consisting of twelve
30-day
months, and actual days elapsed over a
30-day
month.
Dividend Periods
. The first Dividend Period for holders of Series D Preferred Shares offered pursuant to this prospectus supplement will commence on the Date of Original Issue and will end on, but exclude, November 30, 2025 and each subsequent Dividend Period will be the period beginning on and including the last Dividend Payment Date and ending on, but excluding, the next Dividend Payment Date. Dividends will be payable monthly in arrears on the Dividend Payment Date and upon redemption of the Series D Preferred Shares. Except for the first Dividend Period, dividends with respect to any monthly Dividend Period will be declared and paid to holders of record of Series D Preferred Shares as their names appear on our registration books at the close of business on the applicable record date, which will be a date designated by the board of trustees that is not more than 20 nor less than 7 calendar days prior to the applicable Dividend Payment Date. With respect to the first Dividend Period, dividends of the shares of Series D Preferred Shares offered pursuant to this prospectus supplement will be paid on December 1, 2025 to holders of record of such Series D Preferred Shares as their names appear on our registration books at the close of business on November 10, 2025.

Only holders of Series D Preferred Shares on the record date for a Dividend Period will be entitled to receive dividends and distributions payable with respect to such Dividend Period, and holders of Series D Preferred Shares who sell shares before such a record date and purchasers of Series D Preferred Shares who purchase shares after such a record date should take the effect of the foregoing provisions into account in evaluating the price to be received or paid for such Series D Preferred Shares.
Mechanics of Payment of Dividends
. Not later than 12:00 noon, New York City time, on a Dividend Payment Date, we are required to deposit with the Redemption and Paying Agent sufficient funds for the payment of dividends in the form of Deposit Securities. Deposit Securities will generally consist of (1) cash or cash equivalents; (2) direct obligations of the United States or its agencies or instrumentalities that are entitled to the full faith and credit of the United States, which we refer to as the U.S. Government Obligations; (3) investments in money market funds registered under the 1940 Act that qualify under Rule
2a-7
under the 1940 Act and certain similar investment vehicles that invest in U.S. Government Obligations or any combination thereof; or (4) any letter of credit from a bank or other financial institution that has a credit rating from at least one ratings agency that is the highest applicable rating generally ascribed by such ratings agency to bank deposits or short-term debt of similar banks or other financial institutions, in each case either that is a demand obligation payable to the holder on any business day or that has a maturity date, mandatory redemption date or mandatory payment date, preceding the relevant Redemption Date (as defined below), Dividend Payment Date or other payment date. We do not intend to establish any reserves for the payment of dividends.
All Deposit Securities paid to the Redemption and Paying Agent for the payment of dividends will be held in trust for the payment of such dividends to the holders of Series D Preferred Shares. Dividends will be paid by the Redemption and Paying Agent to the holders of Series D Preferred Shares as their names appear on our registration books on the applicable record date. Dividends that are in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date. Such payments are made to holders of Series D Preferred Shares as their names appear on our registration books on such date, not exceeding 20 nor less than 7 calendar days preceding the payment date thereof, as may be fixed by our board of trustees. Any payment of dividends in arrears will first be credited against the earliest accumulated but unpaid dividends. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on any Series D Preferred Shares which may be in arrears. See “
— Adjustment to Fixed Dividend Rate — Default Period
.
”
Upon our failure to pay dividends for at least two years, the holders of Series D Preferred Shares will acquire certain additional voting rights. See “
— Voting Rights
” below. Such rights shall be the exclusive remedy of the holders of Series D Preferred Shares upon any failure to pay dividends on Series D Preferred Shares.
Adjustment to Fixed Dividend Rate — Default Period
. Subject to the cure provisions below, a Default Period with respect to Series D Preferred Shares will commence on a date we fail to deposit the Deposit Securities as required in connection with a Dividend Payment Date or a Redemption Date. A Default Period will end on the business day on which, by 12:00 noon, New York City time, an amount equal to all unpaid dividends and any unpaid redemption price shall have been deposited irrevocably in trust in same-day
funds with the Redemption and Paying Agent. The applicable dividend rate for each day during the Default Period will be equal to the Dividend Rate in effect on such day plus two percent (2%) per annum, or the “
Default Rate
.”
No Default Period will be deemed to commence if the amount of any dividend or any redemption price due (if such default is not solely due to our willful failure) is deposited irrevocably in trust, in same-day
funds with the Redemption and Paying Agent by 12:00 noon, New York City time, on a business day that is not later than three business days after the applicable Dividend Payment Date or Redemption Date, together with an amount equal to the Default Rate applied to the amount and period of such non-payment
based on the actual number of calendar days comprising such period divided by 360.

Restrictions on Dividend, Redemption, Other Payments and Issuance of Debt
. No full dividends and distributions will be declared or paid on the Series D Preferred Shares for any Dividend Period, or a part of a Dividend Period, unless the full cumulative dividends and distributions due through the most recent dividend payment dates for all outstanding shares of preferred shares of any series have been, or contemporaneously are, declared and paid through the most recent dividend payment dates for each share of preferred shares. If full cumulative dividends and distributions due have not been paid on all outstanding preferred shares of any series, any dividends and distributions being declared and paid on Series D Preferred Shares will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on the shares of each such series of preferred shares on the relevant dividend payment date. No holders of Series D Preferred Shares will be entitled to any dividends and distributions in excess of full cumulative dividends and distributions as provided in the Series D Supplement.
For so long as any Series D Preferred Shares are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in common shares) in respect of the common shares, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common shares, or (z) pay any proceeds of our liquidation in respect of such common shares, unless, in each case, (A) immediately thereafter, we will be in compliance with the 200% asset coverage limitations set forth under the 1940 Act with respect to a class of senior security which is stock, after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds, as described below, (B) all cumulative dividends and distributions of shares of all series of preferred shares ranking on parity with the Series D Preferred Shares due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and sufficient funds or Deposit Securities as permitted by the terms of such preferred shares for the payment thereof shall have been deposited irrevocably with the applicable paying agent) and (C) we have deposited Deposit Securities with the Redemption and Paying Agent in accordance with the requirements described herein with respect to outstanding Series D Preferred Shares to be redeemed pursuant to a mandatory term redemption or mandatory redemption resulting from the failure to comply with the asset coverage requirements as described below for which a Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.
Except as required by law, we will not redeem any Series D Preferred Shares unless all accumulated and unpaid dividends and distributions on all outstanding preferred shares of any series ranking on parity with the Series D Preferred Shares with respect to dividends and distributions for all applicable past Dividend Periods (whether or not earned or declared by us) (x) will have been or are contemporaneously paid or (y) will have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such preferred shares) for the payment of such dividends and distributions will have been or are contemporaneously deposited with the applicable paying agent, provided, however, that the foregoing will not prevent the purchase or acquisition of outstanding shares of Series D Preferred Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to holders of all outstanding shares of any other series of preferred shares for which all accumulated and unpaid dividends and distributions have not been paid.
1940 Act Asset Coverage
. Under the 1940 Act, we may not (1) declare any dividend with respect to any preferred shares if, at the time of such declaration (and after giving effect thereto), our asset coverage with respect to any of our borrowings that are senior securities representing indebtedness (as determined in accordance with Section 18(h) under the 1940 Act), would be less than 200% or (2) declare any other distribution on the preferred shares or purchase or redeem preferred shares if at the time of the declaration or redemption (and after giving effect thereto), asset coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 200%. “
Senior securities representing indebtedness
” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining our asset coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of shares, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for te mpor
ary purposes.

Security Voting Rights [Text Block]
Voting Rights
Except as otherwise provided in the Series D Supplement or as otherwise required by law, (1) each holder of Series D Preferred Shares will be entitled to one vote for each share of Series D Preferred Shares held on each matter submitted to a vote of our shareholders and (2) the holders of all outstanding preferred shares, including the Series D Preferred Shares, and common shares will vote together as a single class.
In addition, the holders of our preferred shares, including the Series D Preferred Shares, will have the right to elect two members of the board of trustees at all times (regardless of the number of trustees serving on the board of trustees), such trustees are referred to as our “
Preferred Trustees
.” The holders of outstanding common shares together with the holders of outstanding preferred shares, voting together as a single class, will elect the remaining members of the board of trustees. Under our Amended and Restated Declaration of Trust, our trustees are divided into three classes, with the term of one class expiring at each annual meeting of our shareholders. One of our Preferred Trustees will be up for election at the annual meeting of our shareholders held in 2026 and the other Preferred Trustee will be up for election at the annual meeting of our shareholders held in 2027.
Notwithstanding the foregoing, if (1) at the close of business on any Dividend Payment Date for dividends on any outstanding share of any preferred shares, including any outstanding shares of the Series D Preferred Shares, accumulated dividends (whether or not earned or declared) on such preferred shares equal to at least two full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any preferred shares are entitled under the 1940 Act to elect a majority of our trustees (a period when either of the foregoing conditions exists, a “
Voting Period
”), then the number of members constituting our board of trustees will automatically be increased by the smallest number of trustees (each, a “
New Preferred Trustee
”) that, when added to the two Preferred Trustees, would constitute a majority of our board of trustees as so increased by such smallest number. The terms of office of the persons who are trustees at the time of that election will not be affected by the election of the New Preferred Trustee. If we thereafter shall pay, or declare and set apart for payment, in full all dividends payable on all outstanding preferred shares, including the Series D Preferred Shares, for all past Dividend Periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above shall cease, subject always, however, to the re-vesting
of such voting rights in the holders of preferred shares upon the further occurrence of any of the events described herein, and (2) the terms of office of all of the New Preferred Trustees will terminate automatically. Any preferred shares issued after the date hereof will vote with the Series D Preferred Shares as a single class on the matters described above, and the issuance of any other preferred shares by us may reduce the voting power of the holders of the Series D Preferred Shares.
As soon as practicable after the accrual of any right of the holders of preferred shares to elect New Preferred Trustees, we will call a special meeting of such holders and notify the Redemption and Paying Agent and/or such other person as is specified in the terms of such preferred shares to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such preferred shares, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of preferred shares entitled to notice of and to vote at such special meeting shall be the close of business on the business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of preferred shares held during a Voting Period at which trustees are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of shares), will be entitled to elect the number of New Preferred Trustees prescribed above on a one-vote-per-share
basis.
Except as otherwise permitted by the terms of the Series D Supplement, (1) so long as any shares of preferred shares are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds
of all outstanding shares of preferred shares, voting as a separate class, amend, alter or repeal the provisions of our Series D Supplement or any applicable declaration of trust (or any other document governing the rights of our preferred shares or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of our preferred shares or the holders thereof and (2) so long as any shares of the Series D Preferred Shares are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds
of all outstanding shares of the Series D Preferred Shares, voting as a separate class, amend, alter or repeal the provisions of our Series D Supplement or the applicable declaration of trust (or any other document governing the rights of the Series D Preferred Shares or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of the Series D Preferred Shares or the holders thereof differently from shares of any other outstanding series of our preferred shares; provided, however, that (i) a change in our capitalization as described under the heading
“
- Issuance of Additional Preferred Shares
”
below will not be considered to materially and adversely affect the rights and preferences of any holder of our preferred shares, and (ii) a division of a share of preferred shares will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of such preferred shares. No matter will be deemed to adversely affect any preference, right or power of a share of preferred shares, including the Series D Preferred Shares or the holders of Series D Preferred Shares, unless such matter (i) alters or abolishes any preferential right of such share of preferred shares, or (ii) creates, alters or abolishes any right in respect of redemption of the preferred shares or the applicable series thereof (other than as a result of a division of a preferred share). So long as any shares of preferred shares are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds
of the preferred shares outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and do not foresee becoming insolvent.
The affirmative vote of the holders of at least a “majority of the preferred shares,” including the shares of the Series D Preferred Shares outstanding at the time, voting as a separate class, will be required (i) to approve any action requiring a vote of our security holders pursuant to Section 13(a) of the 1940 Act, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such shares of preferred shares. For purposes of the foregoing, the vote of a “majority of the outstanding shares of preferred shares” means the vote at an annual or special meeting duly called (a) of 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) of more than 50% of such outstanding shares, whichever is less.
For purposes of determining any rights of the holders of Series D Preferred Shares to vote on any matter, whether such right is created by our Series D Supplement, by statute or otherwise, no holder of the Series D Preferred Shares will be entitled to vote any shares of the Series D Preferred Shares and no share of the Series D Preferred Shares will be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such share of Series D Preferred Shares will have been given in accordance with the Series D Supplement, and the price for the redemption of such shares of Series D Preferred Shares will have been irrevocably deposited with the Redemption and Paying Agent for that purpose. No Series D Preferred Shares held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.
Unless otherwise required by law or our Series D Supplement, holders of the Series D Preferred Shares will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the Series D Supplement. The holders of shares of Series D Preferred Shares will have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on the Series D Preferred Shares, the exclusive remedy of the holders will be the right to vote for additional trustees as discussed above;

provided that the foregoing does not affect our obligation to accumulate and, if permitted
by applicable law and the Series D Supplement, pay dividends at the Default Rate as discussed above.

Security Liquidation Rights [Text Block]
Liquidation Rights
In the event of any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, the holders of Series D Preferred Shares will be entitled to receive out of our assets available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment will be made in respect of the common shares, a liquidation distribution equal to the Liquidation Preference plus an amount equal to all unpaid dividends and distributions accumulated to, but excluding, the date fixed for such distribution or payment (whether or not earned or declared by us, but excluding interest thereon), and such holders will be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.
If, upon any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all Series D Preferred Shares, and any other outstanding preferred shares, if any, will be insufficient to permit the payment in full to such holders of Series D Preferred Shares of the Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other preferred shares, then the available assets will be distributed among the holders of such Series D Preferred Shares and such other series of preferred shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of our affairs whether voluntary or involuntary, unless and until the Liquidation Preference on each outstanding share of Series D Preferred Shares plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Series D Preferred Shares, no dividends, distributions or other payments will be made on, and no redemption, repurchase or other acquisition by us will be made by us in respect of, our common shares.
Neither the sale of all or substantially all of the property or business of the Fund, nor the merger, consolidation or our reorganization into or with any other business or corporation, statutory trust or other entity, nor the merger, consolidation or reorganization of any other business or corporation, statutory trust or other entity into or with us will be a dissolution, liquidation or winding up, whether voluntary or involuntary, for purposes of the provisions relating to liquidation set forth in the Series D Supplement.

Risks Relating to an Investment in the Series D Preferred Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to an Investment in the Series D Preferred Shares
Prior to this offering, there has been no public market for the Series D Preferred Shares, and we cannot assure you that the market price of the Series D Preferred Shares will not decline following the offering.
We intend to list the Series D Preferred Shares on the NYSE so that trading on the exchange will begin within 30 days from the date of this prospectus supplement, subject to notice of issuance. During a period of up to 30 days from the date of this prospectus supplement, the Series D Preferred Shares will not be listed on any securities exchange. Prior to the expected commencement of trading, the underwriters may, but are not obligated to, make a market in the Series D Preferred Shares. Consequently, an investment in the Series D Preferred Shares during this period will be illiquid, and the holders may not be able to sell such securities. If a secondary market does develop during this period, holders of the Series D Preferred Shares may be able to sell such shares only at substantial discounts from Liquidation Preference.
If we are unable to list the Series D Preferred Shares on a national securities exchange, the holders of such securities may be unable to sell them at all, or if they are able to, only at substantial discounts from the Liquidation Preference. Even if the Series D Preferred Shares are listed on the NYSE as anticipated, there is a risk that the market for such shares may be thinly traded and relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Series D Preferred Shares, if any, or change in the debt markets could cause the liquidity or market value of the Series D Preferred Shares to decline significantly.
Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of the Series D Preferred Shares. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Series D Preferred Shares. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to obtain or maintain any credit ratings or to advise holders of Series D Preferred Shares of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our Fund, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Series D Preferred Shares.
The Series D Preferred Shares are subject to a risk of early redemption and holders may not be able to reinvest their funds.
We may voluntarily redeem some or all of the outstanding shares of Series D Preferred Shares on or after October 30, 2026. We also may be forced to redeem some or all of the outstanding shares of Series D Preferred Shares to meet regulatory requirements and the asset coverage requirements of such shares. Any such redemption may occur at a time that is unfavorable to holders of the Series D Preferred Shares. We may have an incentive to redeem the Series D Preferred Shares voluntarily before the Mandatory Redemption Date if market conditions allow us to issue other preferred shares or debt securities at a rate that is lower than the Dividend Rate on the Series D Preferred Shares. See “
Description of Our Series D Preferred Shares

-

Redemption

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Optional Redemption
” in this prospectus supplement. If we redeem shares of the Series D Preferred Shares before the Mandatory Redemption Date, the holders of such redeemed shares face the risk that the return on an investment purchased with proceeds from such redemption may be lower than the return previously obtained from the investment in Series D Preferred Shares.
Holders of the Series D Preferred Shares bear dividend risk.
We may be unable to pay dividends on the Series D Preferred Shares under some circumstances. The terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including our preferred stock, under certain conditions.
There is a risk of delay in our redemption of the Series D Preferred Shares, and we may fail to redeem such securities as required by their terms.
We generally make investments in CLO vehicles whose securities are not traded in any public market. Substantially all of the CLO investments we presently hold and the CLO investments we expect to acquire in the future are, and will be, subject to legal and other restrictions on resale and will otherwise be less liquid than publicly traded securities. The illiquidity of our investments may make it difficult for us to obtain cash equal to the value at which we record our investments quickly if a need arises. If we are unable to obtain sufficient liquidity prior to the Mandatory Redemption Date, we may be forced to engage in a partial redemption or to delay a required redemption. If such a partial redemption or delay were to occur, the market price of shares of our preferred stock might be adversely affected.
A liquid secondary trading market may not develop for the Series D Preferred Shares.
Although we have applied to list the Series D Preferred Shares on the NYSE, we cannot predict the trading patterns of the Series D Preferred Shares, and a liquid secondary market may not develop. Holders of the Series D Preferred Shares may be able to sell such shares only at substantial discounts from the Liquidation Preference. There is a risk that the Series D Preferred Shares may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

Risks Related to the Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Offering
Management will have broad discretion as to the use of the proceeds, if any, from this offering and may not use the proceeds effectively
.
We cannot specify with certainty all of the particular uses of the net proceeds, if any, of this offering. Our management will have significant flexibility in applying the net proceeds from this offering, and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used appropriately. Investors may not agree with our decisions, and our use of the proceeds may not yield any return on your investment. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. Our management may use the net proceeds for purposes that may not improve our financial condition or market value. Our failure to apply the net proceeds of this offering effectively could impair our ability to pursue our growth strategy or could require us to raise additional capital. Pending their use, we intend to invest the net proceeds from the offering in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. These investments may not yield a favorable return to our shareholders. The sale of the Series D Preferred Shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the Series D Preferred Shares, may have an adverse effect on the market price of the Series D Preferred Shares.

Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]	“ Risk Factors — Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us ”
Risk [Text Block]	Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us